Restructuring Costs (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Restructuring Costs [Abstract]
Schedule of Restructuring and Related Costs
The composition of restructuring expenses for the first quarter of fiscal 2014 and fiscal 2013 by segment is as follows:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
GBS	$9	$14
GIS	—	13
NPS	—	—
Corporate	(2)	—
Total	$7	$27

The composition of the restructuring liability for the Fiscal 2012 plan as of March 29, 2013 is as follows:

(Amounts in millions)	Restructuring liability as of March 30, 2012	Costs expensed in fiscal 2013	Less: costs not affecting restructuring liability (1)	Cash paid	Other (2)	Restructuring liability as of March 29, 2013
Workforce reductions	$110	$31	$(1)	$(129)	$(2)	$9
Facilities costs	9	—	—	(4)	—	5
Total	$119	$31	$(1)	$(133)	$(2)	$14

(1) Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.
(2) Foreign currency translation adjustments

The composition of the restructuring liability for the Fiscal 2012 plan as of March 30, 2012 is as follows:

(Amounts in millions)	Restructuring liability as of April 1, 2011	Costs expensed in fiscal 2012	Less: costs not affecting restructuring liability (1)	Cash paid	Other (2)	Restructuring liability as of March 30, 2012
Workforce reductions	$—	$131	$(20)	$—	$(1)	$110
Facilities costs	—	9	—	—	—	9
Total	$—	$140	$(20)	$—	$(1)	$119

(1) Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.
(2) Foreign currency translation adjustments
The composition of the restructuring liability for the Fiscal 2013 Plan as of March 29, 2013 is as follows:

(Amounts in millions)	Restructuring liability as of March 30, 2012	Costs expensed in fiscal 2013	Less: costs not affecting restructuring liability (1)	Cash paid	Other(3)	Restructuring liability as of March 29, 2013
Workforce reductions	$—	$206	$(22)	$(27)	$(2)	$155
Facilities costs	—	10	—	—	—	10
Other(2)	—	17	—	(6)	—	11
	$—	$233	$(22)	$(33)	$(2)	$176

(1)	Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.

(2)	Other direct costs associated with the restructuring program.

(3)	Foreign currency translation adjustments.

Schedule of Restructuring Reserve by Type of Cost
The composition of the restructuring liability for the Fiscal 2013 Plan as of June 28, 2013 is as follows:

(Amounts in millions)	Restructuring liability as of March 29, 2013	Costs expensed in fiscal 2014	Less: costs not affecting restructuring liability (1)	Cash paid	Other(3)	Restructuring liability as of June 28, 2013
Workforce reductions	$155	$7	$(1)	$(37)	$(1)	$123
Facilities costs	10	—	—	—	—	$10
Other(2)	11	—	—	(10)	—	1
	$176	$7	$(1)	$(47)	$(1)	$134

(1)	Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.

(2)	Other direct costs associated with the restructuring program.

(3)	Foreign currency translation adjustments.
The composition of the restructuring liability for the Fiscal 2012 Plan as of June 28, 2013 is as follows:

(Amounts in millions)	Restructuring liability as of March 29, 2013	Cash paid	Other(1)	Restructuring liability as of June 28, 2013
Workforce reductions	$9	$(6)	$—	$3
Facilities costs	5	—	(1)	4
Total	$14	$(6)	$(1)	$7

(1)	Foreign currency translation adjustments.

The composition of restructuring costs, by segment, for fiscal 2013 and 2012 is as follows:

	Twelve Months Ended March 29, 2013
(Amounts in millions)	Fiscal 2013 Plan	Fiscal 2012 Plan	Total
GBS	$65	$22	$87
GIS	133	9	142
NPS	13	—	13
Corporate	22	—	22
Total	$233	$31	$264

Twelve Months Ended March 30, 2012
(Amounts in millions)	Fiscal 2012 Plan
GBS	$66
GIS	73
NPS	1
Corporate	—
Total	$140